RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

17.  RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

As of December 31, 2014, the amounts due from related parties are $13,374,246, represent receivables from Changzhou Jiuling New Energy S&T Co.,Ltd.(“Jiuling”), an entity controlled by Mr. Weizhong Wu, who is the brother in law of Mr. Jifan Gao, Trina’s CEO. The receivables arose from Trina China’s sales of solar module to Jiuling during 2014.

As of December 31, 2014, advance to related parties is $6,112,110, including a noncurrent portion of $1,993,790, represents the prepayment to Changzhou Youze S&T Co., Ltd. (“Youze”), an entity controlled by Mr. Weizhong Wu,  for wafer slicing service to be delivered in the future.

As of December 31, 2013 and 2014, the amounts due to related parties is $15,385,935 and $8,088,550, respectively, which include payable to Youze, Jiuling, and Changzhou Junhe Mechanical Co., Ltd. (“Junhe”). Junhe is an entity controlled by Mr. Weifeng Wu, who is the brother in law of Mr. Jifan Gao, Trina’s CEO.  The payables arose from Trina China’s purchase of wafers, wafer slicing service, and equipment maintenance service from these entities.

Related party transactions

In 2012, 2013 and 2014, Trina China purchased wafers for a total price of RMB230,705,934($36,704,468), RMB 89,207,627 ($14,450,766) and RMB24,974,373($4,068,502), respectively, from Youze. In 2014, Trina China purchased wafers for a total price of RMB 13,857,069 ($2,252,473) from Jiuling. The transactions were approved by the audit committee.

In 2012, 2013 and 2014, the Company sold ingots for a total price of RMB 6,560,951 (US$ 1,036,067) , RMB23,440,335 (US$ 3,762,160) and nil, respectively, to Youze .The transactions were approved by the audit committee.

In 2014, the Company sold modules for a total price of RMB 104,770,386 (US$ 17,066,614) to Jiuling. The transactions were approved by the audit committee.

In 2013 and 2014, the Company incurred costs of RMB 168,043,383 ($ 27,180,526) and RMB 135,364,246($22,032,352)with respect to the wafer slicing service provided by Youze. In 2014, the Company entered into a long-term agreement with Youze for the wafer slicing service from July 2014 to June 2016 and made a prepayment of RMB 50,000,000 ($8,126,381). The prepayment balance was RMB 37,400,000 ($6,112,110) as of December 31, 2014. The transactions were approved by the audit committee.

In 2012, 2013 and 2014, Trina China purchased goods and equipment maintenance services for a total price of RMB9,481,118($1,508,411) , RMB3,029,559($487,808) and RMB 2,744,009($446,844), respectively, from Junhe. The transactions were approved by the audit committee.

The Company believes the prices paid for products or services provided by related parties approximate the purchase price paid to third party vendors and the sale price of the products sold to the related parties were at prices similar to the sales price sold to third party customers.